Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 49,958	$ 26,264
Allowance for doubtful accounts and current expected credit losses	1,969	1,173
Payroll liabilities	93	670
Impairment of long-term investments	2,123	157
Other deductible temporary difference	130	149
Deferred tax assets	54,273	28,413
Less valuation allowance	(54,273)	(28,413)
Deferred tax assets, net	0	0
Recognition of intangible assets arising from business combination	(650)	(988)
Reclassification to held-for-sale liabilities (Note 15)	243	0
Deferred tax liabilities, net	$ (407)	$ (988)